Schedule of Error Corrections of Basic and Diluted EPS (Details) - $ / shares		3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2024 [2]	Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2023		Sep. 30, 2024 [2]	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Net loss from continuing operations per share Basic	[1]													$ (27.79)		$ (187.63)
Net loss from continuing operations per share Diluted	[1]													(27.79)		(187.63)
Net income from discontinued operations per share Basic	[1]															13.22
Net income from discontinued operations per share Diluted	[1]															13.22
Basic net loss per share		$ (1.29)	$ (5.96)	[2]	$ (9.54)		$ (10.30)		$ (19.74)		$ (6.00)	$ (24.16)	[2]	(27.79)	[1]	(174.41)	[1]
Diluted net loss per share		$ (1.29)	(5.96)	[2]	(9.54)		(10.30)		(19.74)		$ (6.00)	(24.16)	[2]	$ (27.79)	[1]	(174.41)	[1]
Previously Reported [Member]
Net loss from continuing operations per share Basic	[3],[4]															(185.39)
Net loss from continuing operations per share Diluted	[3],[4]															(185.39)
Net income from discontinued operations per share Basic	[3],[4]															13.22
Net income from discontinued operations per share Diluted	[3],[4]															13.22
Basic net loss per share			(4.40)		(8.44)	[3]	(8.74)	[3]	(17.14)	[3]		(20.11)				(172.17)	[3],[4]
Diluted net loss per share			(4.40)		(8.44)	[3]	(8.74)	[3]	(17.14)	[3]		(20.11)				(172.17)	[3],[4]
Revision of Prior Period, Adjustment [Member]
Net loss from continuing operations per share Basic																(2.24)
Net loss from continuing operations per share Diluted																(2.24)
Net income from discontinued operations per share Basic
Net income from discontinued operations per share Diluted
Basic net loss per share			(1.56)		(1.10)		(1.56)		(2.60)			(4.05)				(2.24)
Diluted net loss per share			$ (1.56)		$ (1.10)		$ (1.56)		$ (2.60)			$ (4.05)				$ (2.24)

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.
[2]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Basis of Presentation,” for details.
[3]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.
[4]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.